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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 11.0%
2,659,053		Comcast Corp. – Class A	$111,706,816	2.6
1,174,457		Delphi Automotive PLC	52,145,891	1.2
1,153,944		Foot Locker, Inc.	39,511,043	0.9
1,147,476		GNC Holdings, Inc.	45,072,857	1.0
1,366,525		Macy’s, Inc.	57,175,406	1.3
766,372		Michael Kors Holdings Ltd.	43,522,266	1.0
1,034,201	@	Penn National Gaming, Inc.	56,291,560	1.3
1,335,357		Starbucks Corp.	76,061,935	1.7
			481,487,774	11.0
		Consumer Staples: 10.2%
637,133		Costco Wholesale Corp.	67,606,183	1.5
473,739		Estee Lauder Cos., Inc.	30,333,508	0.7
1,257,121		Kraft Foods Group, Inc.	64,779,445	1.5
1,675,895		Mondelez International, Inc.	51,299,146	1.2
580,465	@	Monster Beverage Corp.	27,711,399	0.6
927,617		Philip Morris International, Inc.	85,999,372	2.0
1,124,463		Procter & Gamble Co.	86,651,119	2.0
368,882		Whole Foods Market, Inc.	32,000,513	0.7
			446,380,685	10.2
		Energy: 12.6%
528,572		Anadarko Petroleum Corp.	46,223,621	1.1
2,960,664	L	Arch Coal, Inc.	16,076,405	0.4
556,723	@	Cameron International Corp.	36,298,340	0.8
379,368		Continental Resources, Inc.	32,978,460	0.7
407,952		EOG Resources, Inc.	52,246,413	1.2
1,907,716		ExxonMobil Corp.	171,904,289	3.9
1,467,376		Halliburton Co.	59,296,664	1.3
647,754		Occidental Petroleum Corp.	50,764,481	1.2
635,364		Range Resources Corp.	51,489,899	1.2
944,465	@	Rowan Companies PLC	33,396,282	0.8
			550,674,854	12.6
		Financials: 14.7%
906,757		Arthur J. Gallagher & Co.	37,458,132	0.9
1,019,489		Blackstone Group LP	20,165,493	0.5
1,505,059		Citigroup, Inc.	66,583,810	1.5
3,152,250		Fifth Third Bancorp.	51,413,198	1.2
1,684,740		Invesco Ltd.	48,790,070	1.1
2,049,379		JPMorgan Chase & Co.	97,263,527	2.2
952,441		Prudential Financial, Inc.	56,184,495	1.3
6,217,000		Regions Financial Corp.	50,917,230	1.2
629,822		Travelers Cos., Inc.	53,024,714	1.2
2,771,661		Wells Fargo & Co.	102,523,740	2.3
1,898,274		XL Group PLC	57,517,702	1.3
			641,842,111	14.7
		Health Care: 12.4%
1,162,859		Abbott Laboratories	41,072,180	1.0
515,826	@	Actavis, Inc.	47,512,733	1.1
737,119		Amgen, Inc.	75,562,069	1.7
775,856		Covidien PLC	52,634,071	1.2
937,487	@	Express Scripts Holding Co.	54,046,125	1.2
1,689,852		Gilead Sciences, Inc.	82,684,458	1.9
1,223,154		HCA Holdings, Inc.	49,696,747	1.1
4,815,016		Pfizer, Inc.	138,961,362	3.2
			542,169,745	12.4
		Industrials: 11.0%
884,790		Ametek, Inc.	38,364,494	0.9
797,648		Boeing Co.	68,478,081	1.6
2,012,566		CSX Corp.	49,569,501	1.1
741,219		Fluor Corp.	49,165,056	1.1
735,587		General Dynamics Corp.	51,866,239	1.2
495,860		Pall Corp.	33,901,948	0.8
372,007		Roper Industries, Inc.	47,360,211	1.1
294,680		TransDigm Group, Inc.	45,062,466	1.0
431,567		Union Pacific Corp.	61,459,457	1.4
486,900	L	Wesco International, Inc.	35,353,809	0.8
			480,581,262	11.0
		Information Technology: 17.5%
394,930		Apple, Inc.	174,807,866	4.0
791,548	@	Cognizant Technology Solutions Corp.	60,640,492	1.4
2,849,648	@	EMC Corp.	68,078,091	1.6
225,986		Google, Inc. - Class A	179,439,664	4.1
2,379,206		Jabil Circuit, Inc.	43,967,727	1.0
896,923		Microchip Technology, Inc.	32,970,889	0.7
1,970,579	@	NetApp, Inc.	67,314,979	1.5
3,199,022		Oracle Corp.	103,456,371	2.4
1,111,800	@	Trimble Navigation Ltd.	33,309,528	0.8
			763,985,607	17.5
		Materials: 3.2%
438,308		Celanese Corp.	19,307,467	0.4
832,743		Eastman Chemical Co.	58,183,754	1.3
1,394,017		International Paper Co.	64,933,312	1.5
			142,424,533	3.2
		Telecommunication Services: 2.5%
1,027,645		CenturyTel, Inc.	36,101,169	0.8
1,464,199		Verizon Communications, Inc.	71,965,381	1.7
			108,066,550	2.5
		Utilities: 1.7%
1,416,371		CenterPoint Energy, Inc.	33,936,249	0.8
2,049,415		NV Energy, Inc.	41,049,783	0.9
			74,986,032	1.7
		Total Common Stock (Cost $3,314,433,354)	4,232,599,153	96.8

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2013 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Energy: –%
10,000,000	X	Southern Energy Escrow Shares	$—	—

		Utilities: –%
20,000,000	X	Mirant Corp. Escrow Shares	—	—
		Total Corporate Bonds/Notes (Cost $—)	—	—
		Total Long-Term Investments (Cost $3,314,433,354)	4,232,599,153	96.8
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(cc)(1): 0.7%
1,589,369		BNP Paribas Bank, Repurchase Agreement dated 03/28/13, 0.16%, due 04/01/13 (Repurchase Amount $1,589,397, collateralized by various U.S. Government Securities, 2.250%, Market Value plus accrued interest $1,621,156, due 05/31/14)	1,589,369	0.0
7,550,021		Citigroup, Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $7,550,186, collateralized by various U.S. Government and U.S. Government Agency Obligation, 0.000%-6.000%, Market Value plus accrued interest $7,701,024, due 03/31/13-03/15/53)	7,550,021	0.1
7,550,021		Goldman Sachs & Co., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $7,550,186, collateralized by various U.S. Government Agency Obligations, 2.500%-7.000%, Market Value plus accrued interest $7,701,021, due 09/01/22-04/01/43)	7,550,021	0.2
7,550,021		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/28/13, 0.20%, due 04/01/13 (Repurchase Amount $7,550,186, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,701,024, due 04/25/13-01/01/47)	7,550,021	0.2
7,550,021		Royal Bank of Canada, Repurchase Agreement dated 03/28/13, 0.22%, due 04/01/13 (Repurchase Amount $7,550,203, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $7,701,022, due 07/01/27-04/01/43)	7,550,021	0.2
			31,789,453	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.8%
121,819,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $121,819,000)	$121,819,000	2.8
		Total Short-Term Investments (Cost $153,608,453)	153,608,453	3.5
		Total Investments in Securities (Cost $3,468,041,807)	$4,386,207,606	100.3
		Liabilities in Excess of Other Assets	(13,694,444)	(0.3)
		Net Assets	$4,372,513,162	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of March 31, 2013 (Unaudited) (Continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	Cost for federal income tax purposes is $3,502,783,943.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$961,413,738
	Gross Unrealized Depreciation	(77,990,075)
	Net Unrealized Appreciation	$883,423,663

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Common Stock*	$4,232,599,153	$—	$—	$4,232,599,153
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	121,819,000	31,789,453	—	153,608,453
Total Investments, at fair value	$4,354,418,153	$31,789,453	$—	$4,386,207,606

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 22, 2013
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 22, 2013